Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
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Cash and cash equivalents
8.	Cash and cash equivalents

	December 31, 202 1	December 31, 202 0

Cash at bank and on hand	$101,745	$61,783
Money market funds	193,243	667,542
Other cash equivalents	399,308	394,296

	$694,296	$1,123,621